INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Net loss before income tax	$ 38,350	$ 35,848
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax	$ 10,356	$ 9,679
Tax effect of:
Permanent differences	(2,166)	(2,041)
Investment in Treasury Metals	(3,878)	(1,916)
Obligations to distribute investments	2,169	(1,802)
Flow-through eligible expenditures	0	(1,240)
Difference in tax rates in foreign jurisdictions	0	(308)
Impact of disposal of subsidiaries	0	(10,358)
Flow-through share premium liability	0	641
Changes in unrecognized deferred tax assets	(6,481)	8,932
Income tax recovery (expense)	$ 0	$ 1,587